Symons Small Cap Institutional Fund
SUMMARY SECTION – SYMONS SMALL CAP INSTITUTIONAL FUND
Investment Objective
The investment objective of the Symons Small Cap Institutional Fund (the “Small Cap Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Symons Small Cap Institutional Fund
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symons Small Cap Institutional Fund
Management Fees		1.10%
Distribution (12b-1) Fees		none
Other Expenses		0.97%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		2.09%
Fee Waiver/Expense Reimbursement	[1]	(0.51%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		1.58%
[1]	The adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; any indirect expenses, such as fees and expenses incurred by other investment companies in which the Fund may invest; and extraordinary litigation expenses do not exceed 1.56% of the Small Cap Fund's average daily net assets through March 31, 2016. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each fee waiver and expense reimbursement is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense or reimbursement was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation.

Expense Example:
This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the 1 and 3 year numbers shown below reflect the adviser's agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Symons Small Cap Institutional Fund	161	606	1,077	2,380

Portfolio Turnover
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Small Cap Fund’s performance. During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 119.63% of the average value of its portfolio.
Principal Investment Strategies
The Small Cap Fund seeks to achieve its objective by investing primarily in a diversified portfolio of small capitalization companies. The Small Cap Fund’s investment adviser, Symons Capital Management, Inc., manages the Fund using a “core” investment strategy, pursuant to which the Fund will purchase small cap stocks at what the adviser believes are attractive prices, and that appear to have strong potential for capital appreciation over the long-term. The adviser typically allocates the Small Cap Fund’s investments among a broad cross-section of market sectors and industries, so long as small cap stocks with attractive valuations are available for purchase in these sectors and industries. The sectors and industries presenting the best opportunities for investment vary over time. As a result, the Small Cap Fund’s investments may, at times, tilt towards growth stocks with an emphasis on capital appreciation and, at other times, tilt towards value stocks with an emphasis on preservation of capital.

The adviser utilizes market capitalization and daily trading volume screens to identify approximately 2,000 small cap companies that are possible candidates for investment by the Fund. The adviser defines “small cap” companies as those with market capitalizations of $2 billion or less at the time of purchase. In addition, the adviser looks for an average daily trading volume that demonstrates a level of liquidity that is acceptable to the adviser. The adviser then evaluates a number of additional factors in order to initially reduce the universe to approximately 50-70 issuers that fit the adviser’s basic investment criteria. The adviser performs a fundamental analysis of potential candidates to identify those small cap companies that the adviser believes present the best opportunities for investment by the Small Cap Fund. Pursuant to the adviser’s core investment strategy, the Small Cap Fund purchases securities of small cap companies that the adviser believes have sustainable business models, over the long-term, and that are trading at attractive prices. The Small Cap Fund typically holds a diversified portfolio of approximately 45-70 stocks among a broad cross-section of market sectors and industries. However, there may be times when the Small Cap Fund may hold a large portion of its assets in any one sector at a given time.

Under normal circumstances, the Small Cap Fund typically invests at least 80% of its net assets in equity securities of small capitalization companies. Equity securities in which the Small Cap Fund may invest include common stocks and common stock equivalents (such as rights, warrants and convertible securities), preferred stocks, shares of equity real estate investment trusts (“REITs”), and shares of other investment companies, including open-end and closed-end funds and exchange-traded funds (“ETFs”) whose portfolios primarily consist of equity securities. The Small Cap Fund may invest in inverse ETFs, including leveraged ETFs. Inverse ETFs seek to provide investment results that match a certain percentage of the inverse of the results of a specific index on a daily or monthly basis. The Small Cap Fund also may invest in ETFs whose portfolios primarily consist of commodities. The Small Cap Fund may invest in equity securities of foreign issuers, directly or through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Small Cap Fund may use options for purposes consistent with its investment objective, such as hedging or risk management. The Fund may buy (hold) or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities and enter into closing transactions with respect to such options to terminate an existing position.

To the extent consistent with its obligation to invest under normal circumstances at least 80% of its net assets in equity securities of small cap companies, the Small Cap Fund may invest up to 20% of its net assets in securities other than small cap securities or it may invest in cash or money market mutual funds, investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents.

The Small Cap Fund also may continue to hold a portfolio security notwithstanding the fact that the issuer’s market capitalization has subsequently increased above $2 billion.
Principal Risks
All investments involve risks, and the Small Cap Fund cannot guarantee that it will achieve its investment objective. An investment in the Small Cap Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Small Cap Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Small Cap Fund.
  General. Investors should carefully consider their risk tolerance before investing. As with all mutual fund investments, loss of money is a risk of investing. Please read the other risks detailed below that apply to investing in the Fund.
  Market Risk. Market risk involves the possibility that the Fund’s investments in equity securities will decline because of falls in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations.
  Small and Medium Cap Company Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
  Value Style Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the adviser believes are their full market values, either because the market fails to recognize what the adviser considers to be the companies’ true business values or because the adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.
  Growth Style Risk. To the extent that the Fund invests in companies that appear to be growth-oriented, the adviser’s perceptions of a company’s growth potential may be wrong, or the securities purchased may not perform as expected, causing losses to the Fund.
  Management Risk. The adviser’s strategy and the strategies employed by the portfolio managers of the underlying funds in which the Fund may invest may fail to produce the intended results.
  Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.
  Sector/Industry Risk. From time to time, the Fund may have overweighted positions in particular market sectors and/or industries, which can be more volatile or underperform relative to the market as a whole.
  REIT Risk. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate and risks related specifically to their structure and focus, less market liquidity and greater price volatility.
  Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments.
  Risks of Other Investment Companies. When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). ETFs are subject to additional risks such as the fact that its shares may trade at a market price above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives which expose them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).
  Options Risk. There are risks that option writing strategies the Fund uses will not be successful due to market behavior or unexpected events. In buying call and put options, the Fund may forego its investment should the options fail to reach their strike prices before expiration. In selling call options, the Fund receives a premium, but may forego appreciation of the underlying security. In selling put options, the Fund receives a premium, but may have the underlying security put to the Fund, at a price greater than its then current market value.
  Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. High portfolio turnover results in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Performance
The bar chart below shows how the Small Cap Fund’s investment results have varied from year to year. The table below shows how the Small Cap Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Small Cap Fund. Past performance of the Small Cap Fund is not necessarily an indication of how it will perform in the future.
Year-by-Year Total Returns as of December 31st

Best Quarter: 2nd Quarter, 2009, 31.01% Worst Quarter: 3rd Quarter, 2010, -16.16%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns - Symons Small Cap Institutional Fund	1 Year	Since Inception	Inception Date
Return Before Taxes	(8.51%)	(0.38%)	May 06, 2008
Return After Taxes on Distributions	(10.65%)	(1.20%)	May 06, 2008
Return After Taxes on Distributions and Sale of Fund Shares	(4.58%)	(0.64%)	May 06, 2008
Russell 2000 Index (reflects no deductions for fees, expenses, or taxes)	(4.18%)	1.86%	May 06, 2008

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Small Cap Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Current performance of the Small Cap Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877)-679-6667, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund's website at www.scm-funds.com.